Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities
	June 30	December 31
	2024	2023
Employees, salaries and related liabilities	287,397	195,509
Advances from customers	336,964	201,762
Warranty provision	5,793	5,793
Accrued expenses	216,485	287,797
Other expenses	10,608	-
	857,247	690,861